Note 5 - Property and Equipment (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation	$ 2,626,249	$ 2,295,186	$ 4,949,222	$ 4,544,991	$ 9,251,311	$ 8,792,662	$ 8,748,977